Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013 Sites
Contingencies (Textual) [Abstract]
Remediation settlement costs	$ 0.2
Number of Sites	5
Completed remediation activities at manufacturing site	2
New Jersey Site and California [Member] | Maximum [Member]
Contingencies (Textual) [Abstract]
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site	1.2
Former Manufacturing Site [Member]
Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Wisconsin Site [Member] | Maximum [Member]
Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Kentucky Site [Member]
Contingencies (Textual) [Abstract]
Estimated settlement cost	$ 0.1